CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenue:
Commissions		¥ 327,129	¥ 431,959	¥ 453,401
Fees from investment banking		92,580	118,333	95,083
Asset management and portfolio service fees		216,479	229,006	203,387
Net gain on trading		475,587	354,031	531,337
Gain on private equity investments		1,371	13,761	5,502
Interest and dividends		441,036	440,050	436,766
Gain (loss) on investments in equity securities		7,708	(20,504)	29,410
Other		153,626	156,460	175,702
Total revenue		1,715,516	1,723,096	1,930,588
Interest expense		312,319	327,415	326,412
Net revenue	[1]	1,403,197	1,395,681	1,604,176
Non-interest expenses:
Compensation and benefits		496,385	574,191	596,593
Commissions and floor brokerage		94,495	123,881	129,977
Information processing and communications		175,280	189,910	192,300
Occupancy and related depreciation		69,836	78,411	76,112
Business development expenses		35,111	35,892	35,230
Other		209,295	228,238	227,205
Total non-interest expenses		1,080,402	1,230,523	1,257,417
Income before income taxes		322,795	165,158	346,759
Income tax expense		80,229	22,596	120,780
Net income		242,566	142,562	225,979
Less: Net income attributable to noncontrolling interests		2,949	11,012	1,194
Net income attributable to NHI shareholders		¥ 239,617	¥ 131,550	¥ 224,785
Basic-
Net income attributable to NHI shareholders per share		¥ 67.29	¥ 36.53	¥ 61.66
Diluted-
Net income attributable to NHI shareholders per share		¥ 65.65	¥ 35.52	¥ 60.03

[1]	There is no revenue derived from transactions with a single major external customer.